Note 8 - Related-Party Transactions	3 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

8.  Related-Party Transactions

Omnibus Agreement

Effective as of the closing of the IPO, we entered into an omnibus agreement with Holdings and other related parties that govern the following matters, among other things:

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our payment of an annual administrative fee in the amount of $4.04 million and $4.0 million for the years ended December 31, 2015 and 2014, respectively, to be paid in quarterly installments (pro-rated in 2014 from the IPO date) to Holdings for providing certain partnership overhead services, including certain executive management services by certain officers of our General Partner, and compensation expense for all employees required to manage and operate our business.  This fee also includes the incremental general and administrative expenses we incur as a result of being a publicly traded partnership;

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our right of first offer on Holdings’ and its subsidiaries’ assets used in, and entities primarily engaged in, providing SWD and other water and environmental services and pipeline inspection and integrity services; and

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indemnification of us by Holdings for certain environmental and other liabilities, including events and conditions associated with the operation of assets that occurred prior to the closing of the IPO and our obligation to indemnify Holdings for events and conditions associated with the operation of our assets that occur after the closing of the IPO and for environmental liabilities related to our assets to the extent Holdings is not required to indemnify us.

So long as Holdings controls our General Partner, the omnibus agreement will remain in full force and effect, unless we and Holdings agree to terminate it sooner.  If Holdings ceases to control our General Partner, either party may terminate the omnibus agreement, provided that the indemnification obligations will remain in full force and effect in accordance with their terms.  We and Holdings may agree to amend the omnibus agreement; however, amendments that the General Partner determines are adverse to our unitholders will also require the approval of the Conflicts Committee of our Board of Directors.

The amount charged by Holdings for the three months ended March 31, 2015 and 2014 was $1.01 million and $0.8 million, respectively, and is reflected in general and administrative in the Condensed Consolidated Statements of Income.

Distributions to / Advances from Parent

Prior to the IPO, we provided treasury and accounts payable services for Holdings and other affiliates.  Amounts paid on behalf of Holdings and its affiliates, net of cash transfers from Holdings, are treated as a component of Parent Net Equity.  Net distributions to Parent were $0.2 million for the three months ended March 31, 2014.  There were no net distributions / advances to Parent during the three months ended March 31, 2015.

Other Related Party Transactions

A current board member has an ownership interest in a customer of the Partnership – Rud Transportation, LLC (“Rud”).  Total revenue recognized by the Partnership from Rud was $0.4 million and $0.6 million for the three months ended March 31, 2015 and 2014, respectively.  Accounts receivable from Rud was $0.4 million and $0.3 million at March 31, 2015 and December 31, 2014, respectively, and is included in trade accounts receivable, net in the Condensed Consolidated Balance Sheets.

The Partnership, through CES LLC, provides management services to its 25% owned investee company, Alati Arnegard, LLC (“Arnegard”).  Management fee revenue earned from Arnegard totaled $0.1 million for the three months ended March 31, 2015 and 2014.  Accounts receivable from Arnegard totaled $0.1 million at March 31, 2015 and December 31, 2014 and is included in trade accounts receivable, net in the Condensed Consolidated Balance Sheets.

CES LLC outsources staffing and payroll services to an affiliated entity, Cypress Energy Management – Bakken Operations, LLC (“CEM-BO”).  CEM-BO is owned 49% by SBG Energy (an entity which a current board member and business partner has an ownership interest).  Total employee related costs paid to CEM-BO were $0.7 million and $0.8 million for the three months ended March 31, 2015 and 2014, respectively.  Included in accounts payable on the Condensed Consolidated Balance Sheets was less than $0.1 million at March 31, 2015 and $0.2 million at December 31, 2014, related to this arrangement.